Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Schedule of property, plant and equipment

Thousands of euros	IT & machinery	Furniture	Laboratory equipment	Leasehold improvements	TOTAL
COST
Balance at December 31, 2014	1,763	402	732	1,215	4,113
Additions	9	4	21	—	34
Acquisition Coretherapix (Note 4)	5	14	90	—	109

Balance at December 31, 2015	1,777	421	843	1,215	4,256

Additions	46	154	481	818	1,499
Disposals	(2)	—	(1)	(879)	(881)

Balance at December 31, 2016	1,822	575	1,324	1,154	4,874
Additions	19	155	1,078	1,332	2,584
Disposals	—	—	68	632	700

Balance at December 31, 2017	1,841	730	2,470	3,118	8,159

ACCUMULATED DEPRECIATION AND IMPAIRMENT
Balance at December 31, 2014	(1,422)	(394)	(697)	(999)	(3,512)

Depreciation expense	(12)	(24)	(109)	(115)	(260)

Balance at December 31, 2015	(1,434)	(419)	(806)	(1,114)	(3,772)

Depreciation expense	(11)	(38)	(131)	(6)	(186)
Eliminated on disposals	—	—	—	725	725

Balance at December 31, 2016	(1,445)	(456)	(937)	(395)	(3,233)

Depreciation expense	(20)	(47)	(301)	(93)	(460)
Eliminated on disposals	—	—	(3)	—	(3)

Balance at December 31, 2017	(1,465)	(503)	(1,241)	(488)	(3,696)

Carrying amount at December 31, 2015	343	4	37	101	484
Carrying amount at December 31, 2016	377	118	387	759	1,642

Carrying amount at December 31, 2017	376	227	1,229	2,631	4,463